Average Annual Total Returns	12 Months Ended
Dec. 31, 2014
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.66%)
Five Years	5.29%
Ten Years	4.51%
Inception Date	Aug. 17, 1999
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.72%)
Five Years	5.33%
Ten Years	4.57%
Inception Date	Jan. 04, 2001
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.71%)
Five Years	5.31%
Since Inception	(0.59%)
Inception Date	Jul. 20, 2007
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.82%)
Since Inception	(2.54%)
Inception Date	Dec. 19, 2013
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.81%
Five Years	9.93%
Ten Years	6.50%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%
Five Years	15.58%
Ten Years	8.08%
Inception Date	Feb. 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.52%
Five Years	15.53%
Ten Years	8.04%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.23%
Five Years	17.25%
Ten Years	9.06%
Inception Date	Mar. 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.26%
Five Years	17.31%
Ten Years	9.12%
Inception Date	Apr. 21, 1999
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.53%)
Five Years	4.82%
Since Inception	(1.00%)
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.62%)
Since Inception	(3.33%)
Return After Taxes on Distributions | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.28%
Five Years	9.58%
Ten Years	6.27%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.14%
Five Years	15.23%
Ten Years	7.78%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.11%
Five Years	15.19%
Ten Years	7.75%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.96%
Five Years	17.03%
Ten Years	8.87%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.98%
Five Years	17.07%
Ten Years	8.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.60%)
Five Years	4.34%
Since Inception	(0.23%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.68%)
Since Inception	(0.82%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	8.03%
Ten Years	5.50%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.46%
Five Years	12.60%
Ten Years	6.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.42%
Five Years	12.56%
Ten Years	6.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.71%
Five Years	14.01%
Ten Years	7.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.74%
Five Years	14.06%
Ten Years	7.49%
Based on Market Value | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.02%)
Five Years	5.24%
Since Inception	(0.61%)
Russell 1000 Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.24%
Five Years	15.64%
Ten Years	7.96%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.24%
Five Years	15.64%
Ten Years	7.96%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.24%
Five Years	15.64%
Ten Years	7.96%
Tax-Managed Balanced Composite Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.95%
Five Years	10.21%
Ten Years	6.73%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.76%
Five Years	17.27%
Ten Years	9.02%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.76%
Five Years	17.27%
Ten Years	9.02%
Barclays 1-15 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.36%
Five Years	4.31%
Ten Years	4.35%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Five Years	5.50%
Ten Years	4.90%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Five Years	5.50%
Ten Years	4.90%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Five Years	5.50%
Since Inception	(0.32%)
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Since Inception	(1.76%)
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Five Years	5.33%
Ten Years	4.43%
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Five Years	5.33%
Ten Years	4.43%
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Five Years	5.33%
Since Inception	(0.73%)